SCHEDULE OF REMAINING DERIVATIVE LIABILITIES ASSOCIATED WITH OFFERINGS (Details) - USD ($)	9 Months Ended
	Dec. 31, 2022	Dec. 31, 2018	Mar. 31, 2022
Fair value of warrants issued	$ 14,881,337
Total	12,353,541
Series C Preferred Stock [Member]
Fair value of shares	2,253,621	$ 3,337,025
Fair value of warrants issued	9,185,546	11,544,312
Fair value of conversion option on convertible note payable	$ 914,374	$ 923,956